                                 ING FUNDS TRUST
                              ING GNMA Income Fund
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund
                        ING National Tax-Exempt Bond Fund

                         Supplement dated July 14, 2006
   to the Class A, Class B, Class C and Class M Prospectus dated July 29, 2005

     Effective July 31, 2006, the Class A sales charge for ING GNMA Income Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund (collectively, the "Funds") is reduced and Class B shares of the Funds are closed to new investment. The Prospectus is hereby revised as follows:

1. The information in the table pertaining to the maximum Class A sales charge on your investment in the section entitled "What You Pay to Invest - Fees You Pay Directly" on page 14 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted and replaced with 2.50%(3).

2. Footnote (3) to the table in the section entitled "What You Pay to Invest - Fees You Pay Directly" on page 14 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted in its entirety and replaced with:

          (3)  Reduced for purchases of $99,999 and over. Please see page 20.

3. The following is added to the end of the section entitled "Choosing a Share Class - ING Purchase Options Class B" on page 18 of the Class A, Class B, Class C and Class M Prospectus:

          - Class B shares of the Funds are closed to new investment, provided that (1) Class B shares of the Funds may be purchased through the reinvestment of dividends issued by Class B shares of a Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B shares of the Funds may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex.

4. The section entitled "Choosing a Share Class - Sales Charge Calculation" on page 20 of the Class A, Class B, Class C and Class M Prospectus is hereby deleted in its entirety and replaced with the following:

SALES CHARGE CALCUATION

CLASS A AND CLASS M(1)(2)

Class A shares of the Funds are sold subject to the following sales charge:

   YOUR INVESTMENT     AS A % OF THE OFFERING PRICE(3)   AS A % OF NET ASSET VALUE
   ---------------     -------------------------------   -------------------------
Less than $99,999                   2.50%                          2.56%
$100,000 to $499,999                2.00%                          2.04%
$500,000 to $999,999                1.25%                          1.27%
$1 million and over                             See below

(1) Shareholders that purchased funds that were a part of the Lexington family funds at the time of purchase are not subject to sales charges for the life of their account.

(2) Shareholders that purchased funds that were part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

(3)  The term "offering price" includes the front-end sales charge.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                              ING GNMA Income Fund
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund
                        ING National Tax-Exempt Bond Fund

                         Supplement dated July 14, 2006
    to the Class A, Class B, Class C, Class I, Class M, Class O, Class R and Class Q shares Statement of Additional Information ("SAI") dated July 29, 2005

     Effective July 31, 2006, the Class A sales charge for ING GNMA Income Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund (collectively, the "Funds") is reduced and Class B shares of the Funds are closed to new investment. The SAI is hereby revised as follows:

1.   The first table in the section entitled "Purchase and Redemption of Shares
     - Dealer Commissions and Other Incentives" on page 93 of the Class A, Class B, Class C, Class I, Class M, Class O, Class R and Class Q shares' SAI is hereby deleted and replaced with the following:

                        DEALERS' REALLOWANCE AS A PERCENTAGE
                                  OF OFFERING PRICE
AMOUNT OF TRANSACTION                  CLASS A
---------------------   ------------------------------------
Less than $99,999                       2.00%
$100,000 to $499,999                    1.50%
$500,000 to $999,999                    1.00%
$1 million and over                   See below

                        DEALERS' REALLOWANCE AS A PERCENTAGE
                                  OF OFFERING PRICE
AMOUNT OF TRANSACTION                  CLASS M
---------------------   ------------------------------------
Less than $50,000                       3.00%
$50,000 - $99,999                       2.00%
$100,000 - $249,999                     1.25%
$250,000 - $499,999                     1.00%
$500,000 - $999,9999                    None
$1,000,000 and over                     None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE